Income Taxes - Schedule of Reconciliation of the Beginning and Ending Amounts of Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Gross unrecognized tax benefits at January 1	$ 14,026	$ 13,724	$ 31,143
Gross decreases - prior period tax positions	(2,280)	(3,375)	(14,158)
Gross increases - current period tax positions	6,842	3,677	1,222
Settlements with taxing authorities	0	0	(2,408)
Lapse in Statutes of Limitations	0	0	(2,075)
Gross unrecognized tax benefits at December 31	$ 18,588	$ 14,026	$ 13,724